Net Debt	6 Months Ended
Jun. 30, 2021
Net Debt
Net Debt

3)  Net Debt

The table below provides an analysis of Net Debt and a reconciliation of Net Cash Flow to the movement in Net Debt. The Group monitors Net Debt as part of its capital-management policy as described in Note 27 of the Annual Report and Form 20-F Information 2020. Net Debt is a non-GAAP financial measure.

Table 48: Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2021	flow	& other	movements	2021
	$m	$m	$m	$m	$m
Non-current instalments of loans	(17,505)	(7,944)	1,257	83	(24,109)
Non-current instalments of leases	(489)	-	(9)	6	(492)
Total long-term debt	(17,994)	(7,944)	1,248	89	(24,601)
Current instalments of loans	(1,536)	611	(1,248)	37	(2,136)
Current instalments of leases	(192)	117	(127)	4	(198)
Bank collateral	(288)	120	-	-	(168)
Other short-term borrowings excluding overdrafts	(84)	62	-	-	(22)
Overdraft	(286)	(91)	-	7	(370)
Total current debt	(2,386)	819	(1,375)	48	(2,894)
Gross borrowings	(20,380)	(7,125)	(127)	137	(27,495)
Net derivative financial instruments	278	(15)	(118)	-	145
Net borrowings	(20,102)	(7,140)	(245)	137	(27,350)
Cash and cash equivalents	7,832	7,794	-	(59)	15,567
Other investments - current	160	(98)	-	-	62
Cash and investments	7,992	7,696	-	(59)	15,629
Net Debt	(12,110)	556	(245)	78	(11,721)

Non-cash movements in the period include fair-value adjustments under IFRS 9.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group was $168m (H1 2020: $136m) and the carrying value of such cash collateral posted by the Group was $1m (H1 2020: $120m). Cash collateral posted by the Group is presented within Cash and cash equivalents.

Other investments – non-current are included within the balance of $1,072m (31 December 2020: $1,108m) in the Condensed consolidated statement of financial position. The equivalent GAAP measure to net debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta Pharma liability of $2,375m (31 December 2020: $2,297m), $889m of which is shown in current other payables and $1,486m is shown in non-current other payables. In April 2021, AstraZeneca exercised its option to acquire the remaining 45% of shares in Acerta.

Net Debt decreased by $389m in the six months to $11,721m. Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1. In May 2021 and June 2021, AstraZeneca issued the following:

-	$1,400m of fixed-rate notes with a coupon of 0.300%, maturing in May 2023
-	$1,600m of fixed-rate notes with a coupon of 0.700%, maturing in May 2024
-	$1,250m of fixed-rate notes with a coupon of 1.200%, maturing in May 2026
-	$1,250m of fixed-rate notes with a coupon of 1.750%, maturing in May 2028
-	$750m of fixed-rate notes with a coupon of 2.250%, maturing in May 2031
-	$750m of fixed-rate notes with a coupon of 3.000%, maturing in May 2051
-	€800m of fixed-rate notes with a coupon of 0.375%, maturing in June 2029

During the six months to 30 June 2021, there were no changes to the Company’s credit ratings issued by S&P Global Ratings (long term: BBB+, short term A-2) and Moody’s (long term: A3, short term P-2). In July 2021, following the acquisition of Alexion, S&P Global Ratings upgraded AstraZeneca’s long-term credit rating to A-.